Statutory Reserves (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statutory Reserves Disclosure [Abstract]
Percentage of after tax profits	10.00%
Percentage of accumulated on general reserve	50.00%
Statutory reserves